Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Prior Period Corrections (Details) - USD ($)
$ / shares in Units, $ in Thousands
		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Net Loss (in thousands)		$ (11,410)	$ (15,426)	$ (11,410)	$ (15,426)
Loss per share - basic and diluted (in dollars per share)				$ (6.46)	$ (14.82)
Weighted average shares outstanding - basic and diluted (in shares)				1,766,425	1,040,720
Antidilutive securities (in shares)				1,981,098	162,767
Warrant [Member]
Antidilutive securities (in shares)				87,531	4,334
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	[1]			0	33,250
Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)				25,003	25,003
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)				243,483	100,180
Previously Reported [Member]
Net Loss (in thousands)					$ (15,426)
Loss per share - basic and diluted (in dollars per share)					$ (1.05)
Weighted average shares outstanding - basic and diluted (in shares)					14,626,282
Antidilutive securities (in shares)					8,913,169
Previously Reported [Member] | Warrant [Member]
Antidilutive securities (in shares)					5,744,569
Previously Reported [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)					665,000
Previously Reported [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)					500,000
Previously Reported [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)					2,003,600
Reverse Stock Split Adjustment [Member]
Net Loss (in thousands)					$ 0
Loss per share - basic and diluted (in dollars per share)					$ (21.09)
Weighted average shares outstanding - basic and diluted (in shares)					731,372
Antidilutive securities (in shares)					445,664
Reverse Stock Split Adjustment [Member] | Warrant [Member]
Antidilutive securities (in shares)					287,231
Reverse Stock Split Adjustment [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)					33,250
Reverse Stock Split Adjustment [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)					25,003
Reverse Stock Split Adjustment [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)					100,180
Revision of Prior Period, Error Correction, Adjustment [Member]
Net Loss (in thousands)					$ 0
Loss per share - basic and diluted (in dollars per share)					$ 6.27
Weighted average shares outstanding - basic and diluted (in shares)					309,348
Antidilutive securities (in shares)					(282,897)
Revision of Prior Period, Error Correction, Adjustment [Member] | Warrant [Member]
Antidilutive securities (in shares)					(282,897)
Revision of Prior Period, Error Correction, Adjustment [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)					0
Revision of Prior Period, Error Correction, Adjustment [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)					0
Revision of Prior Period, Error Correction, Adjustment [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)					0

[1]	Shares for the convertible note proceeds received